Victory Integrity Small Mid-Cap Value Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	17.15%	13.15%	13.15%	14.29%	14.29%
Class A Shares Class R6 Shares Class Y Shares [Member] | Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Class A Shares Class R6 Shares Class Y Shares [Member] | Russell 2500™ Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.73%		10.02%		9.72%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.94%		9.42%		9.27%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	9.54%		11.06%		10.26%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	9.49%		11.00%		10.20%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.38%		9.30%		9.12%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.37%		8.52%		8.22%